Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000017607
Account Value [Line Items]
Line Graph and Table Measure Name			International Equity Fund, Class F Shares
Accumulated Value		$ 100,000		$ 105,634	$ 125,952	$ 128,610	$ 122,659	$ 126,875	$ 160,085	$ 117,146	$ 149,722	$ 187,346	$ 226,113
C000017606
Account Value [Line Items]
Line Graph and Table Measure Name			International Equity Fund, Class I Shares
Accumulated Value		100,000		105,269	125,271	127,598	121,346	125,219	157,664	115,016	146,796	183,167	220,417
C000147407
Account Value [Line Items]
Line Graph and Table Measure Name			International Equity Fund, Class Y Shares
Accumulated Value		100,000		105,768	126,484	129,519	123,780	128,331	162,398	119,038	152,681	191,493	231,621
C000017609
Account Value [Line Items]
Line Graph and Table Measure Name			Emerging Markets Equity Fund, Class F Shares
Accumulated Value		100,000		120,657	148,524	140,049	137,747	149,796	177,702	125,713	141,204	172,874	205,037
C000147409
Account Value [Line Items]
Line Graph and Table Measure Name			Emerging Markets Equity Fund, Class Y Shares
Accumulated Value		100,000		120,952	149,329	141,178	139,147	151,659	180,410	127,904	144,054	176,930	210,229
C000017608
Account Value [Line Items]
Line Graph and Table Measure Name			International Fixed Income Fund, Class F Shares
Accumulated Value		100,000		107,324	106,218	107,685	117,680	118,535	117,549	105,618	107,604	117,280	119,895
C000147408
Account Value [Line Items]
Line Graph and Table Measure Name			International Fixed Income Fund, Class Y Shares
Accumulated Value		100,000		107,509	106,690	108,483	118,831	119,878	119,225	107,308	109,775	119,863	122,783
C000017610
Account Value [Line Items]
Line Graph and Table Measure Name			Emerging Markets Debt Fund, Class F Shares
Accumulated Value		100,000		116,397	124,467	115,988	125,854	125,188	131,080	99,570	112,648	132,641	145,567
C000147410
Account Value [Line Items]
Line Graph and Table Measure Name			Emerging Markets Debt Fund, Class Y Shares
Accumulated Value		100,000		116,724	125,111	116,891	127,221	126,805	133,114	101,342	115,024	135,672	149,398
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		100,000		109,257	130,682	132,985	131,351	135,293	167,650	125,458	151,037	189,329	220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		100,000		109,257	130,682	132,985	131,351	135,293	167,650	125,458	151,037	189,329	220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		100,000		109,257	130,682	132,985	131,351	135,293	167,650	125,458	151,037	189,329	220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[8]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		100,000		109,257	130,682	132,985	131,351	135,293	167,650	125,458	151,037	189,329	220,465
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[10]		MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		100,000		109,257	130,682	132,985	131,351	135,293	167,650	125,458	151,037	189,329	220,465
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD)
Accumulated Value		100,000		108,834	107,465	106,049	114,105	121,222	120,118	95,577	97,719	109,435	112,065
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD)
Accumulated Value		100,000		108,834	107,465	106,049	114,105	121,222	120,118	95,577	97,719	109,435	112,065
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD)
Accumulated Value		100,000		108,834	107,465	106,049	114,105	121,222	120,118	95,577	97,719	109,435	112,065
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD)
Accumulated Value		100,000		108,834	107,465	106,049	114,105	121,222	120,118	95,577	97,719	109,435	112,065
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[11]		MSCI EAFE Index (USD) (NR)
Accumulated Value		100,000		106,517	126,866	130,338	128,593	129,229	162,480	121,647	152,846	190,699	219,282
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[12]		MSCI EAFE Index (USD) (NR)
Accumulated Value		100,000		106,517	126,866	130,338	128,593	129,229	162,480	121,647	152,846	190,699	219,282
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[13]		MSCI EAFE Index (USD) (NR)
Accumulated Value		100,000		106,517	126,866	130,338	128,593	129,229	162,480	121,647	152,846	190,699	219,282
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]		MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		100,000		116,783	143,012	141,851	138,991	153,639	181,608	130,550	145,824	183,814	215,655
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]		MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		100,000		116,783	143,012	141,851	138,991	153,639	181,608	130,550	145,824	183,814	215,655
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Accumulated Value		100,000		107,529	106,932	109,497	121,366	123,580	122,915	110,790	114,105	125,269	129,055
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Accumulated Value		100,000		107,529	106,932	109,497	121,366	123,580	122,915	110,790	114,105	125,269	129,055
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Line Graph and Table Measure Name	[14]		50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Accumulated Value		100,000		116,749	123,728	118,034	130,907	130,878	135,478	105,062	117,224	135,984	146,834
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Line Graph and Table Measure Name	[15]		50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Accumulated Value		$ 100,000		$ 116,749	$ 123,728	$ 118,034	$ 130,907	$ 130,878	$ 135,478	$ 105,062	$ 117,224	$ 135,984	$ 146,834

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	ACWI – All Country World Index
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	EAFE – Europe, Australasia, and the Far East
[12]	EAFE – Europe, Australasia, and the Far East
[13]	EAFE – Europe, Australasia, and the Far East
[14]	EMBI – Emerging Markets Bond Index
[15]	EMBI – Emerging Markets Bond Index